iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a) (b)
............................. 80,606 $ 22,215,820
a
Consumer Finance  —  0 .0%
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 48,579 2,763,173
a
Consumer Staples Distribution & Retail  —  0 .0%
Maplebear, Inc.
(a) (b)
........................ 241,194 8,962,769
a
Electrical Equipment  —  0 .5%
Vertiv Holdings Co. , Class A ................. 532,556 99,151,276
a
Electronic Equipment, Instruments & Components  —  2 .6%
Amphenol Corp. , Class A ................... 1,708,063 246,097,717
Arrow Electronics, Inc.
(a)
.................... 72,252 9,572,667
Avnet, Inc. ............................. 112,436 7,014,882
CDW Corp. ............................. 184,155 23,275,350
Coherent Corp.
(a)
......................... 217,460 46,140,663
Corning, Inc. ............................ 1,092,917 112,843,680
Flex Ltd.
(a) (b)
............................ 515,027 32,467,302
Ingram Micro Holding Corp.
(b)
................. 25,523 539,046
IPG Photonics Corp.
(a) (b)
.................... 36,543 3,376,939
Jabil, Inc. .............................. 147,656 35,022,527
TD SYNNEX Corp. ........................ 106,874 16,957,698
533,308,471
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a)
...................... 650,753 20,244,926
a
Hotels, Restaurants & Leisure  —  0 .5%
DoorDash, Inc. , Class A
(a)
................... 502,251 102,770,600
a
Interactive Media & Services  —  9 .0%
Alphabet, Inc. , Class A ..................... 1,655,780 559,653,640
Alphabet, Inc. , Class C , NVS ................. 1,348,207 456,408,516
IAC, Inc.
(a)
.............................. 96,926 3,581,416
Match Group, Inc. ........................ 335,737 10,458,208
Meta Platforms, Inc. , Class A ................. 1,087,054 778,874,191
Pinterest, Inc. , Class A
(a)
.................... 826,839 18,297,947
Reddit, Inc. , Class A
(a)
...................... 173,853 31,340,480
Trump Media & Technology Group Corp.
(a) (b)
....... 231,235 2,955,183
ZoomInfo Technologies, Inc. , Class A
(a) (b)
......... 371,319 2,989,118
1,864,558,699
a
IT Services  —  4 .0%
Akamai Technologies, Inc.
(a)
.................. 197,104 19,148,654
Amdocs Ltd. ............................ 151,543 12,417,434
Cloudflare, Inc. , Class A
(a)
................... 438,831 77,826,678
Cognizant Technology Solutions Corp. , Class A ..... 676,689 55,529,099
DXC Technology Co.
(a)
..................... 241,560 3,485,711
EPAM Systems, Inc.
(a)
...................... 75,395 15,727,397
Gartner, Inc.
(a)
........................... 103,076 21,605,760
Globant SA
(a) (b)
.......................... 60,466 4,043,966
GoDaddy, Inc. , Class A
(a)
.................... 188,250 18,922,890
International Business Machines Corp. .......... 1,302,441 399,458,655
Kyndryl Holdings, Inc.
(a) (b)
................... 323,757 7,446,411
MongoDB, Inc. , Class A
(a)
................... 110,392 40,991,861
Okta, Inc. , Class A
(a) (b)
...................... 234,263 19,790,538
Snowflake, Inc. , Class A
(a) (b)
.................. 459,600 88,564,920
Twilio, Inc. , Class A
(a)
...................... 197,922 23,841,684
VeriSign, Inc. ........................... 116,501 28,453,039
837,254,697
a
Security Shares Value
a
Media  —  0 .0%
DoubleVerify Holdings, Inc.
(a)
................. 184,676 $ 1,998,194
NIQ Global Intelligence PLC
(a)
................ 68,667 1,166,653
3,164,847
a
Professional Services  —  0 .6%
CACI International, Inc. , Class A
(a) (b)
............ 30,390 18,859,425
Clarivate PLC
(a) (b)
......................... 482,769 1,279,338
Concentrix Corp. ......................... 60,338 2,253,624
Dayforce, Inc.
(a)
.......................... 215,853 14,952,137
KBR, Inc. .............................. 176,016 7,535,245
Leidos Holdings, Inc. ...................... 178,498 33,607,604
Parsons Corp.
(a) (b)
......................... 76,034 5,326,942
Paycom Software, Inc. ..................... 71,833 9,679,497
Science Applications International Corp. ......... 64,188 6,531,771
SS&C Technologies Holdings, Inc. ............. 292,870 23,983,124
124,008,707
a
Semiconductors & Semiconductor Equipment  —  38 .3%
Advanced Micro Devices, Inc.
(a)
............... 2,254,371 533,677,247
Allegro MicroSystems, Inc.
(a) (b)
................ 177,272 6,543,109
Amkor Technology, Inc. ..................... 159,309 7,699,404
Analog Devices, Inc. ....................... 694,508 215,908,647
Applied Materials, Inc. ..................... 1,122,787 361,896,706
Astera Labs, Inc.
(a)
........................ 176,343 26,560,783
Broadcom, Inc. .......................... 1,865,716 618,111,711
Cirrus Logic, Inc.
(a)
........................ 71,534 9,323,742
Entegris, Inc. ............................ 209,815 24,772,857
GLOBALFOUNDRIES, Inc.
(a)
................. 142,412 6,009,786
Intel Corp.
(a)
............................ 6,176,879 287,039,567
KLA Corp. .............................. 184,195 263,019,408
Lam Research Corp. ...................... 1,757,631 410,336,533
Lattice Semiconductor Corp.
(a)
................ 190,318 15,324,405
MACOM Technology Solutions Holdings, Inc.
(a)
..... 88,568 19,401,706
Marvell Technology, Inc. .................... 1,210,093 95,500,540
Microchip Technology, Inc. ................... 738,771 56,087,494
Micron Technology, Inc. ..................... 1,564,093 648,910,904
Monolithic Power Systems, Inc. ............... 64,791 72,834,803
NVIDIA Corp. ........................... 18,886,074 3,609,695,324
ON Semiconductor Corp.
(a)
.................. 571,854 34,248,336
Onto Innovation, Inc.
(a)
..................... 68,071 13,753,745
Qnity Electronics, Inc. ...................... 292,910 28,172,084
Qorvo, Inc.
(a)
............................ 117,471 9,175,660
QUALCOMM, Inc. ........................ 1,512,279 229,246,374
Skyworks Solutions, Inc. .................... 207,352 11,561,947
Teradyne, Inc. ........................... 219,201 52,838,401
Texas Instruments, Inc. ..................... 1,272,247 274,232,841
Universal Display Corp. .................... 61,488 7,060,052
7,948,944,116
a
Software  —  27 .4%
Adobe, Inc.
(a)
............................ 585,147 171,594,358
Appfolio, Inc. , Class A
(a)
.................... 30,771 5,842,797
AppLovin Corp. , Class A
(a) (b)
.................. 333,748 157,899,516
Atlassian Corp. , Class A
(a)
................... 231,947 27,411,496
Autodesk, Inc.
(a)
.......................... 298,236 75,414,937
Bentley Systems, Inc. , Class B ................ 220,336 7,738,200
Cadence Design Systems, Inc.
(a)
.............. 381,955 113,196,184
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 789,171 5,981,916
Confluent, Inc. , Class A
(a)
................... 398,725 12,177,062
Crowdstrike Holdings, Inc. , Class A
(a)
............ 346,137 152,786,603
Datadog, Inc. , Class A
(a)
.................... 436,957 56,507,279
Docusign, Inc.
(a)
.......................... 281,147 14,771,463
Dolby Laboratories, Inc. , Class A .............. 84,062 5,395,940
Dropbox, Inc. , Class A
(a) (b)
................... 255,946 6,521,504
Dynatrace, Inc.
(a)
......................... 411,017 15,655,638

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
Elastic N.V.
(a) (b)
........................... 130,644 $ 8,613,359
Fortinet, Inc.
(a)
........................... 890,693 72,377,713
Gen Digital, Inc. .......................... 769,026 18,448,934
Gitlab, Inc. , Class A
(a)
...................... 191,337 6,692,968
Guidewire Software, Inc.
(a)
................... 118,801 16,722,429
HubSpot, Inc.
(a)
.......................... 71,177 19,929,560
Intuit, Inc. .............................. 382,213 190,693,710
Manhattan Associates, Inc.
(a)
................. 83,911 12,671,400
Microsoft Corp. .......................... 6,006,899 2,584,708,571
nCino, Inc.
(a) (b)
........................... 153,614 3,279,659
Nutanix, Inc. , Class A
(a)
..................... 362,602 14,261,137
Oracle Corp. ............................ 2,356,062 387,760,684
Palantir Technologies, Inc. , Class A
(a)
........... 3,057,728 448,232,348
Palo Alto Networks, Inc.
(a)
................... 940,032 166,357,463
Pegasystems, Inc.
(b)
....................... 121,700 5,317,073
Procore Technologies, Inc.
(a) (b)
................ 160,391 9,060,488
PTC, Inc.
(a)
............................. 166,918 26,060,907
RingCentral, Inc. , Class A
(a)
.................. 113,706 2,942,711
Roper Technologies, Inc. .................... 150,288 55,791,414
Rubrik, Inc. , Class A
(a) (b)
..................... 187,144 10,470,707
SailPoint, Inc.
(a) (b)
......................... 82,060 1,287,521
Salesforce, Inc. .......................... 1,306,976 277,457,935
Samsara, Inc. , Class A
(a) (b)
................... 436,903 12,255,129
SentinelOne, Inc. , Class A
(a) (b)
................ 419,707 5,867,504
ServiceNow, Inc.
(a)
........................ 1,446,591 169,265,613
Strategy, Inc. , Class A
(a) (b)
................... 374,893 56,125,231
Synopsys, Inc.
(a)
......................... 258,377 120,175,018
Teradata Corp.
(a)
......................... 129,168 3,683,871
Tyler Technologies, Inc.
(a)
................... 60,247 22,255,242
UiPath, Inc. , Class A
(a) (b)
.................... 563,076 7,089,127
Unity Software, Inc.
(a)
...................... 450,794 13,118,105
Workday, Inc. , Class A
(a) (b)
................... 301,195 52,898,878
Zoom Communications, Inc. , Class A
(a)
.......... 372,968 34,350,353
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a) (b)
.......................... 139,998 $ 28,001,000
5,693,118,655
a
Technology Hardware, Storage & Peripherals  —  16 .8%
Apple, Inc. ............................. 11,776,413 3,055,743,645
Dell Technologies, Inc. , Class C ............... 445,898 51,028,567
Hewlett Packard Enterprise Co. ............... 1,835,521 39,500,412
HP, Inc. ............................... 1,320,271 25,666,068
NetApp, Inc. ............................ 279,678 26,946,975
Pure Storage, Inc. , Class A
(a)
................. 434,737 30,231,611
Sandisk Corp.
(a)
.......................... 188,778 108,783,323
Super Micro Computer, Inc.
(a) (b)
................ 718,736 20,922,405
Western Digital Corp. ...................... 476,261 119,174,790
3,477,997,796
a
Total Long-Term Investments — 99.9%
(Cost: $ 15,238,854,875 ) .............................. 20,738,464,552
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 223,225,912 223,337,525
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 22,371,615 22,371,615
a
Total Short-Term Securities — 1.2%
(Cost: $ 245,661,319 ) ................................ 245,709,140
Total Investments — 101.1%
(Cost: $ 15,484,516,194 ) .............................. 20,984,173,692
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (226,792,755)
Net Assets — 100.0% ................................. $ 20,757,380,937
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 378,373,201  $ —  $ (155,100,777)
(a)
$ 78,552  $ (13,451) $ 223,337,525  223,225,912  $ 436,717
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 21,850,106  521,509
(a)
—  —  —  22,371,615  22,371,615  615,928  —
$ —  $ 78,552  $ (13,451)
$ 245,709,140
$ 1,052,645  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 7 03/20/26 $ 1,103 $ 24,385
E-Mini Technology Select Sector Index ...................................................... 53 03/20/26 15,436 (300,167)
$ (275,782)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,738,464,552  $ —  $ —  $ 20,738,464,552
Short-Term Securities
Money Market Funds ...................................... 245,709,140  —  —  245,709,140
$ 20,984,173,692  $ —  $ —  $ 20,984,173,692
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 24,385  $ —  $ —  $ 24,385
Liabilities
Equity Contracts ........................................... (300,167) —  —  (300,167)
$ (275,782) $ —  $ —  $ (275,782)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares